Share-based payments - Movements in the number of share options (Details) - Options	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based payments
Outstanding, start of period	16,817
Granted during the period	3,147	16,817
Forfeited during the period	(294)
Outstanding, end of period	19,670	16,817